RISK/RETURN
Investment Objective
The Fund’s objective is to obtain high current income. Capital appreciation is a secondary objective when consistent with its primary objective.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least  $25,000 in the Fund or in other funds in the Aquila Group of Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "Alternative Purchase Plans” on page 18 of the Fund's Prospectus, "What are the sales charges for purchases of Class A Shares” on page 19 of the Prospectus and "Reduced Sales Charges for Certain Purchases of Class A Shares” on page 21 of the Prospectus.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees AQUILA THREE PEAKS HIGH INCOME FUND		Aquila Three Peaks High Income Fund Class A	Aquila Three Peaks High Income Fund Class C	Aquila Three Peaks High Income Fund Class I	Aquila Three Peaks High Income Fund Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.00%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)		none	1.00%	none	none
Redemption Fees (as a percentage of amount redeemed)	[1]	none	none	1.00%	1.00%
[1]	This fee only applies to shares redeemed (including by exchange) within 90 days of purchase.

Annual Fund Operating Expenses AQUILA THREE PEAKS HIGH INCOME FUND	Aquila Three Peaks High Income Fund Class A	Aquila Three Peaks High Income Fund Class C	Aquila Three Peaks High Income Fund Class I	Aquila Three Peaks High Income Fund Class Y
Management Fee	0.65%	0.65%	0.65%	0.65%
Distribution (12b-1) Fee	0.20%	0.75%	0.15%	none
Other Expenses	0.27%	0.52%	0.40%	0.27%
Total Annual Fund Operating Expenses	1.12%	1.92%	1.20%	0.92%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Six years after the date of purchase, Class C Shares automatically convert to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example AQUILA THREE PEAKS HIGH INCOME FUND (USD $)	1 year	3 years	5 years	10 years
Aquila Three Peaks High Income Fund Class A	510	742	992	1,709
Aquila Three Peaks High Income Fund Class C	295	603	1,037	1,844
Aquila Three Peaks High Income Fund Class I	122	381	660	1,455
Aquila Three Peaks High Income Fund Class Y	94	293	509	1,131

You would pay the following expenses if you did not redeem your Class C Shares:
Expense Example, No Redemption (USD $)	1 year	3 years	5 years	10 years
AQUILA THREE PEAKS HIGH INCOME FUND Aquila Three Peaks High Income Fund Class C	195	603	1,037	1,844

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 72.39 % of the average value of its portfolio.

Principal Investment Strategies
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes in income-producing securities.  Such securities may be rated at any level by nationally recognized statistical rating organizations or they may be unrated.  It is anticipated that the Fund’s portfolio will typically include a high proportion, perhaps even 100%, of high-yield/high-risk securities rated below investment grade. Such securities are sometimes called “junk bonds.”

The bonds the Fund purchases can be of any maturity but the average effective weighted maturity of the Fund’s portfolio will normally be within one year of the Barclays Capital U.S. Corporate High-Yield Bond Index.

In addition to considering economic factors such as the effect of interest rates on the Fund’s investments, Three Peaks Capital Management, LLC (the “Sub-Adviser”), applies a “bottom up” approach in choosing investments. This means that the Sub-Adviser considers the individual characteristics of each potential investment in an income-producing security to determine if it is an attractive investment opportunity and consistent with the Fund’s investment policies. To the extent that the Sub-Adviser is unable to find such investments, the Fund’s uninvested assets may be held in cash or similar investments.

Within the parameters of the specific investment policies discussed below, the Fund may invest without limit in foreign debt.

Principal Risks
Although the Fund may be less volatile than funds that invest most of their assets in common stocks, the Fund’s return and yield will vary, and you could lose money.

The Fund invests in a variety of fixed-income securities. A basic risk of these securities is that their value will fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Fund’s net asset value per share (NAV) will likewise decrease. Another basic risk associated with the Fund is credit or default risk, which is the risk that an issuer will be unable to make principal and interest payments when due.

As noted above, the Fund may invest in high-yield/high-risk bonds, also known as “junk bonds.” High-yield/high-risk bonds may be especially sensitive to economic changes, political changes, or adverse developments specific to the company that issued the bond. These bonds generally have a greater credit risk than other types of fixed-income securities. Because of these factors, the performance and NAV of the Fund may vary significantly, depending upon its holdings of high-yield/high-risk bonds.

Investments in foreign securities have additional risks, enumerated below.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the designated periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.aquilafunds.com or by calling 800-437-1020 (toll-free).

During the period shown in the bar chart, the highest return for a quarter was 8.42% (quarter ended March 31, 2009) and the lowest return for a quarter was -11.58% (quarter ended December 31, 2008).
ANNUAL TOTAL RETURNS Class Y Shares 2007 - 2010

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns AQUILA THREE PEAKS HIGH INCOME FUND	1 Year	Since Inception	Inception Date
Aquila Three Peaks High Income Fund Class A	5.16%	4.21%	Jun 1, 2006
Aquila Three Peaks High Income Fund Class C	7.68%	4.32%	Jun 8, 2006
Aquila Three Peaks High Income Fund Class I	9.51%	5.37%	Jun 29, 2006
Aquila Three Peaks High Income Fund Class Y	9.81%	5.35%	Jun 8, 2006
Aquila Three Peaks High Income Fund Class Y After Taxes on Distributions	6.68%	2.72%
Aquila Three Peaks High Income Fund Class Y After Taxes on Distributions and Sales	6.49%	3.02%
Barclays Capital U.S. Corporate High-Yield Bond Index	15.12%	8.94%

These returns are calculated using the highest individual Federal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes. Actual after-tax returns will depend on your specific situation and may differ from those shown.  The after-tax returns shown will be irrelevant to investors owning shares through tax-deferred accounts, such as IRAs or 401(k) plans.  The total returns reflect reinvestment of dividends and distributions.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr 30, 2011
Registrant Name	dei_EntityRegistrantName	Aquila Three Peaks High Income Fund
Central Index Key	dei_EntityCentralIndexKey	0000707800
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 30, 2011
Prospectus Date	rr_ProspectusDate	Apr 30, 2011
AQUILA THREE PEAKS HIGH INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s objective is to obtain high current income. Capital appreciation is a secondary objective when consistent with its primary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least  $25,000 in the Fund or in other funds in the Aquila Group of Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "Alternative Purchase Plans” on page 18 of the Fund's Prospectus, "What are the sales charges for purchases of Class A Shares” on page 19 of the Prospectus and "Reduced Sales Charges for Certain Purchases of Class A Shares” on page 21 of the Prospectus.

Shareholder Fees (fees paid directly from your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 72.39 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	72.39%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in the Fund or in other funds in the Aquila Group of Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "Alternative Purchase Plans" on page 18 of the Fund's Prospectus, "What are the sales charges for purchases of Class A Shares" on page 19 of the Prospectus and "Reduced Sales Charges for Certain Purchases of Class A Shares" on page 21 of the Prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Six years after the date of purchase, Class C Shares automatically convert to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class C Shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes in income-producing securities.  Such securities may be rated at any level by nationally recognized statistical rating organizations or they may be unrated.  It is anticipated that the Fund’s portfolio will typically include a high proportion, perhaps even 100%, of high-yield/high-risk securities rated below investment grade. Such securities are sometimes called “junk bonds.”

The bonds the Fund purchases can be of any maturity but the average effective weighted maturity of the Fund’s portfolio will normally be within one year of the Barclays Capital U.S. Corporate High-Yield Bond Index.

In addition to considering economic factors such as the effect of interest rates on the Fund’s investments, Three Peaks Capital Management, LLC (the “Sub-Adviser”), applies a “bottom up” approach in choosing investments. This means that the Sub-Adviser considers the individual characteristics of each potential investment in an income-producing security to determine if it is an attractive investment opportunity and consistent with the Fund’s investment policies. To the extent that the Sub-Adviser is unable to find such investments, the Fund’s uninvested assets may be held in cash or similar investments.

Within the parameters of the specific investment policies discussed below, the Fund may invest without limit in foreign debt.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes in income-producing securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Although the Fund may be less volatile than funds that invest most of their assets in common stocks, the Fund’s return and yield will vary, and you could lose money.

The Fund invests in a variety of fixed-income securities. A basic risk of these securities is that their value will fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Fund’s net asset value per share (NAV) will likewise decrease. Another basic risk associated with the Fund is credit or default risk, which is the risk that an issuer will be unable to make principal and interest payments when due.

As noted above, the Fund may invest in high-yield/high-risk bonds, also known as “junk bonds.” High-yield/high-risk bonds may be especially sensitive to economic changes, political changes, or adverse developments specific to the company that issued the bond. These bonds generally have a greater credit risk than other types of fixed-income securities. Because of these factors, the performance and NAV of the Fund may vary significantly, depending upon its holdings of high-yield/high-risk bonds.

Investments in foreign securities have additional risks, enumerated below.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Fund may be less volatile than funds that invest most of their assets in common stocks, the Fund's return and yield will vary, and you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the designated periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.aquilafunds.com or by calling 800-437-1020 (toll-free).

Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS Class Y Shares 2007 - 2010
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	During the period shown in the bar chart, the highest return for a quarter was 8.42% (quarter ended March 31, 2009) and the lowest return for a quarter was -11.58% (quarter ended December 31, 2008).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	(quarter ended March 31, 2009)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.58%)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
These returns are calculated using the highest individual Federal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes. Actual after-tax returns will depend on your specific situation and may differ from those shown.  The after-tax returns shown will be irrelevant to investors owning shares through tax-deferred accounts, such as IRAs or 401(k) plans.  The total returns reflect reinvestment of dividends and distributions.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2010
AQUILA THREE PEAKS HIGH INCOME FUND | Aquila Three Peaks High Income Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.12%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	510
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	742
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	992
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,709
1 Year	rr_AverageAnnualReturnYear01	5.16%
Since Inception	rr_AverageAnnualReturnSinceInception	4.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2006
AQUILA THREE PEAKS HIGH INCOME FUND | Aquila Three Peaks High Income Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	295
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	603
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,037
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,844
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	195
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	603
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,037
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,844
1 Year	rr_AverageAnnualReturnYear01	7.68%
Since Inception	rr_AverageAnnualReturnSinceInception	4.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 8, 2006
AQUILA THREE PEAKS HIGH INCOME FUND | Aquila Three Peaks High Income Fund Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)	[1]
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	381
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	660
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,455
1 Year	rr_AverageAnnualReturnYear01	9.51%
Since Inception	rr_AverageAnnualReturnSinceInception	5.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2006
AQUILA THREE PEAKS HIGH INCOME FUND | Aquila Three Peaks High Income Fund Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)	[1]
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	509
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,131
Annual Return 2007	rr_AnnualReturn2007	4.16%
Annual Return 2008	rr_AnnualReturn2008	(15.56%)
Annual Return 2009	rr_AnnualReturn2009	26.15%
Annual Return 2010	rr_AnnualReturn2010	9.81%
1 Year	rr_AverageAnnualReturnYear01	9.81%
Since Inception	rr_AverageAnnualReturnSinceInception	5.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 8, 2006
AQUILA THREE PEAKS HIGH INCOME FUND | Aquila Three Peaks High Income Fund Class Y | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.68%
Since Inception	rr_AverageAnnualReturnSinceInception	2.72%
AQUILA THREE PEAKS HIGH INCOME FUND | Aquila Three Peaks High Income Fund Class Y | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.49%
Since Inception	rr_AverageAnnualReturnSinceInception	3.02%
AQUILA THREE PEAKS HIGH INCOME FUND | Barclays Capital U.S. Corporate High-Yield Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.12%
Since Inception	rr_AverageAnnualReturnSinceInception	8.94%

[1]	This fee only applies to shares redeemed (including by exchange) within 90 days of purchase.